Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Summary of Other Assets Presented on the Consolidated Balance Sheet
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2022	2021
Corporate/bank-owned life insurance	$5,417	$5,359
Accounts receivable	4,924	4,178
Fails to deliver	2,569	1,561
Software	2,260	2,096
Prepaid pension assets	1,651	1,946
Qualified affordable housing project investments	1,298	1,153
Cash collateral receivable on derivative transactions	1,014	304
Renewable energy investments	871	1,027
Equity method investments	803	939
Prepaid expense	764	476
Other equity investments (a)	695	449
Income taxes receivable	481	538
Federal Reserve Bank stock	478	472
Fair value of hedging derivatives	319	206
Seed capital (b)	218	357
Assets of consolidated investment management funds	209	462
Other (c)	1,884	886
Total other assets	$25,855	$22,409
(a)    Includes strategic equity, private equity and other investments.
(b)    Includes investments in BNY Mellon funds which hedge deferred incentive awards.
(c)    At Dec. 31, 2022 and Dec. 31, 2021, other assets include $6 million and $7 million, respectively, of Federal Home Loan Bank stock, at cost.

Equity Securities without Readily Determinable Fair Value
The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2022	2021	2020
Upward adjustments	$125	$105	$21	$283
Downward adjustments	(8)	—	—	(12)
Net adjustments	$117	$105	$21	$271

Summary of Investments Valued Using NAV
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2022		Dec. 31, 2021
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a) (b)	$3	$—	$101	$21
Private equity investments (c)	130	53	113	61
Other	5	—	4	—
Total	$138	$53	$218	$82
(a)    Seed capital investments at Dec. 31, 2022 are generally redeemable on request. Distributions are received as the underlying investments in the funds, which have redemption notice periods of seven days, are liquidated. At Dec. 31, 2021, seed capital investments primarily include leveraged loans and structured credit funds, which are generally not redeemable. Distributions from such investments will be received as the underlying investments in the funds, which have lives of three to 11 years, are liquidated.
(b)    Includes investments in funds that relate to deferred compensation arrangements with employees.
(c)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.